LONG-TERM OPERATIONAL COMMITMENTS - Acquisition of supplies (Details) - CGT Eletrosul R$ in Thousands	Dec. 31, 2021 BRL (R$)
2023
Acquisition of supplies
Total	R$ 246,943
2024
Acquisition of supplies
Total	R$ 257,548